Dreyfus

Stock Index Fund

SEMIANNUAL REPORT June 30, 1999

(reg.tm)

The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

   * Not FDIC-Insured  * Not Bank-Guaranteed * May Lose Value

Year 2000 Issues (Unaudited)

The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            21   Statement of Financial Futures

                            22   Statement of Assets and Liabilities

                            23   Statement of Operations

                            24   Statement of Changes in Net Assets

                            25   Financial Highlights

                            26   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                       Dreyfus Stock Index Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Stock Index Fund, covering the six-month period from January 1, 1999 through June 30, 1999. Inside you' ll find valuable information about how the fund was managed during the period, including a discussion with the fund's portfolio managers, Steven Falci and Jocelin Reed.

The past six months have been rewarding for most equity investors. Strong economic growth, low inflation and high levels of consumer spending supported continued strength in the stocks of many large companies. Several major market indices set new records, including the Dow Jones Industrial Average's first-ever close above the 10,000 level. The broader Standard & Poor's 500 Composite Stock Price Index and the technology-laden NASDAQ Index also recorded new highs.

Beginning in April, many previously out-of-favor market sectors rallied strongly, including value-oriented stocks. At the same time, large-cap growth stocks appear to have paused in their advance. This has helped narrow the valuation gap that had developed over the past several years between the growth and value sectors of the large-cap stock market.

We appreciate your confidence over the past six months, and we look forward to your continued participation in Dreyfus Stock Index Fund.

Sincerely,


Stephen E. Canter

President and Chief Investment Officer

The Dreyfus Corporation

July 15, 1999





<PAGE 2>

DISCUSSION OF FUND PERFORMANCE

Steven Falci and Jocelin Reed, Portfolio Managers

How did Dreyfus Stock Index Fund perform  relative to its benchmark?

For the six-month period ended June 30, 1999, Dreyfus Stock Index Fund produced a total return of 12.14%.(1) The Standard & Poor's 500 Composite Stock Price Index (S& P 500) , produced a 12.38% return for the same time period.(2) The difference in returns is accounted for by transaction costs and other fund operating expenses.

What is the fund's investment approach?

As an index fund, we seek to match the total return of the S&P 500. To reach that goal, the portfolio generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the S&P 500. Often considered a barometer for the stock market in general, the S&P 500 is made up of 500 widely held common stocks. It is dominated by large blue chip stocks, which, when combined, cover nearly 75% of the total U.S. market capitalization.

However, it is important to note that the S&P 500 is not composed of the 500 largest companies; rather, it is designed to capture the returns of many different sectors of the U.S. economy. Generally speaking, it is composed of 400 industrial, 40 utility, 40 financial and 20 transportation stocks. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S& P 500 than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

Dreyfus Stock Index Fund uses a passive management approach: all investment decisions are made based on the fund's objective, which is to seek to match the performance of the S& P 500. The fund does not attempt to manage market volatility.

                                                             The Fund



<PAGE 3>

DISCUSSION OF FUND PERFORMANCE (CONTINUED)

What other factors influenced the fund's performance?

During the first three months of the period, the S&P 500 was driven primarily by a trend that had existed for some time, that is, by a very narrow list of highly priced growth stocks. In fact, during that time period, the portfolio, mirroring the S& P 500, benefited most notably from two holdings. The first is Microsoft, the largest holding of the S&P 500 (and, accordingly, the largest holding of the portfolio) as of June 30, 1999. The second is America Online, a stock that was added to the S&P 500 in December 1998. In fact, these two stocks performed so well that they are credited with producing a full third of the S&P 500's advance in the first quarter of 1999.

However, mid-period, market sentiment shifted away from growth stocks and more toward the value-oriented stocks that had previously been out of favor. In terms of the strongest performing groups within the S&P 500 during the six-month period, the largest gains came from the retail group, which includes footwear and specialty apparel companies, and the financial area, including investment banking and brokerage firms. In response to the stock market' s newly rediscovered preference for traditional value-oriented stocks, including those within the energy and basic materials sectors, the S&P 500's oil and gas drilling and equipment holdings provided strong returns, as did many of its metals, aluminum and specialty chemical stocks.

On the other hand, the poorest performing returns of the S&P 500, and therefore of the portfolio as well, were generated from its food and health distributing companies and housing manufacturers. In addition, its tobacco holdings provided disappointing returns, primarily due to ongoing litigation problems.



<PAGE 4>


What is the fund's current strategy?

Because the fund is an index portfolio, its goal is to replicate the returns of the S& P 500. To understand how index investing works, it's important to recognize the differences associated with a passive index manager and an active manager. The active manager typically makes decisions about buying and selling stocks based on economic, financial and market conditions. The passive index manager, on the other hand, buys and holds the stocks in the index in an effort to match its returns.

A key advantage of indexing stocks is the lower costs incurred for professional research. Because the portfolio's security selection is based strictly on the S& P 500, the portfolio is able to avoid costly proprietary research.

July 15, 1999

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ADDITIONAL CHARGES AND EXPENSES IMPOSED IN CONNECTION WITH INVESTING IN VARIABLE INSURANCE CONTRACTS, WHICH WILL REDUCE RETURNS.

(2) SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- REFLECTS THE REINVESTMENT OF INCOME DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX IS A WIDELY ACCEPTED UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE.

                                                             The Fund

<PAGE 5>

STATEMENT OF INVESTMENTS (June 30, 1999 (Unaudited)
COMMON STOCKS--97.4%                                                                   Shares                           Value ($)
--------------------------------------------------------------------------------

BASIC INDUSTRIES--2.9%
Air Products & Chemicals                                                                89,300                         3,594,325
Armstrong World Industries                                                              15,600                           901,875
Avery Dennison                                                                          44,300                         2,674,613
Ball                                                                                    11,900                           502,775
Bemis                                                                                   20,400                           810,900
Boise Cascade                                                                           22,000                           943,250
Centex                                                                                  23,200                           871,450
Champion International                                                                  37,300                         1,785,738
Corning                                                                                 95,100                         6,668,888
Crown Cork & Seal                                                                       47,700                         1,359,450
Dow Chemical                                                                            85,600                        10,860,500
duPont (E.I.) deNemours & Co.                                                          439,400                        30,016,513
Eastman Chemical                                                                        30,500                         1,578,375
Engelhard                                                                               48,800                         1,104,100
FMC                                                                                     12,600  (a)                      860,738
Fluor                                                                                   29,500                         1,194,750
Fort James                                                                              86,000                         3,257,250
Fortune Brands                                                                          65,100                         2,693,513
Foster Wheeler                                                                          15,900                           224,588
Georgia-Pacific                                                                         67,000                         3,174,125
Grace (W.R.) & Co.                                                                      28,000  (a)                      514,500
Great Lakes Chemical                                                                    22,800                         1,050,225
Hercules                                                                                39,300                         1,544,981
International Paper                                                                    159,960                         8,077,980
Kaufman & Broad Home                                                                    18,700                           465,163
Louisiana Pacific                                                                       41,800                           992,750
Masco                                                                                  131,300                         3,791,288
Mead                                                                                    39,500                         1,649,125
Nalco Chemical                                                                          25,600                         1,328,000
Occidental Petroleum                                                                   135,600                         2,864,550
Owens-Illinois                                                                          60,700  (a)                    1,984,131
PPG Industries                                                                          67,700                         3,998,531
Potlach                                                                                 11,300                           496,494
Praxair                                                                                 61,400                         3,004,763
Rohm & Haas                                                                             82,906                         3,554,604
Sealed Air                                                                              32,512  (a)                    2,109,216
Sherwin-Williams                                                                        66,300                         1,839,825



<PAGE 6>


COMMON STOCKS (CONTINUED)                                                             Shares                           Value ($)
--------------------------------------------------------------------------------

BASIC INDUSTRIES (CONTINUED)
Sigma-Aldrich                                                                           39,300                         1,353,394
Temple-Inland                                                                           21,700                         1,481,025
Tenneco                                                                                 66,300                         1,582,913
Union Carbide                                                                           51,800                         2,525,250
Vulcan Materials                                                                        39,400                         1,901,050
Westvaco                                                                                39,000                         1,131,000
Weyerhaeuser                                                                            78,200                         5,376,250
Willamette Industries                                                                   43,400                         1,999,112

                                                                                                                     131,693,836

CAPITAL GOODS--29.6%
Adobe Systems                                                                           23,800                         1,955,319
Advanced Micro Devices                                                                  57,100  (a)                    1,031,369
Allegheny Teledyne                                                                      75,032                         1,697,599
AlliedSignal                                                                           215,300                        13,563,900
America Online                                                                         423,300  (a)                   46,774,650
Andrew                                                                                  32,050  (a)                      606,947
Apple Computer                                                                          62,000  (a)                    2,871,375
Applied Materials                                                                      145,300  (a)                   10,734,038
Autodesk                                                                                23,000                           679,938
Automatic Data Processing                                                              241,100                        10,608,400
BMC Software                                                                            91,900  (a)                    4,962,600
Boeing                                                                                 379,524                        16,770,217
Briggs & Stratton                                                                        9,100                           525,525
Browning-Ferris Industries                                                              61,100                         2,627,300
Cabletron Systems                                                                       67,100  (a)                      872,300
Carnival                                                                               238,900                        11,586,650
Case                                                                                    29,000                         1,395,625
Caterpillar                                                                            138,600                         8,316,000
Cendant                                                                                299,248  (a)                    6,134,584
Ceridian                                                                                56,300  (a)                    1,840,306
Cisco Systems                                                                        1,244,450  (a)                   80,267,025
Compaq Computer                                                                        662,372                        15,689,937
Computer Associates International                                                      208,925                        11,490,875
Computer Sciences                                                                       61,900                         4,282,706
Compuware                                                                              143,200  (a)                    4,555,550
Cooper Industries                                                                       36,800                         1,913,600
Crane                                                                                   26,475                           832,308

                                                                                                     The Fund

                                                                                                     The Fund

<PAGE 7>


STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                               Shares                          Value ($)
--------------------------------------------------------------------------------

CAPITAL GOODS (CONTINUED)
Cummins Engine                                                                          16,400                           936,850
Danaher                                                                                 52,800                         3,069,000
Data General                                                                            19,700  (a)                      286,881
Deere & Co.                                                                             90,800                         3,597,950
Dell Computer                                                                          988,100  (a)                   36,559,700
Deluxe                                                                                  30,600                         1,191,488
Dover                                                                                   84,900                         2,971,500
Dun & Bradstreet                                                                        63,900                         2,264,456
EG&G                                                                                    17,600                           627,000
EMC                                                                                    394,400  (a)                   21,692,000
Eaton                                                                                   28,000                         2,576,000
Electronic Data Systems                                                                191,800                        10,848,688
Emerson Electric                                                                       169,600                        10,663,600
Equifax                                                                                 56,300                         2,009,206
First Data                                                                             168,500                         8,245,969
Gateway                                                                                 61,000  (a)                    3,599,000
General Dynamics                                                                        49,700                         3,404,450
General Electric                                                                     1,274,700                       144,041,100
Genuine Parts                                                                           69,750                         2,441,250
Goodrich (B.F.)                                                                         29,000                         1,232,500
Grainger (W.W.)                                                                         36,400                         1,958,775
Harris                                                                                  31,100                         1,218,731
Hewlett-Packard                                                                        395,400                        39,737,700
Honeywell                                                                               49,100                         5,689,463
Ikon Office Solutions                                                                   57,900                           868,500
Illinois Tool Works                                                                     97,600                         8,003,200
IMS Health                                                                             123,400                         3,856,250
Ingersoll-Rand                                                                          64,650                         4,178,006
Intel                                                                                1,292,700                        76,915,650
International Business Machines                                                        707,100                        91,392,675
Interpublic Group Cos.                                                                  54,800                         4,747,050
ITT Industries                                                                          35,300                         1,345,813
KLA-Tencor                                                                              34,300  (a)                    2,225,213
LSI Logic                                                                               55,700  (a)                    2,569,163
Lockheed Martin                                                                        153,600                         5,721,600
Lucent Technologies                                                                  1,184,247                        79,862,657
McDermott International                                                                 23,000                           649,750



<PAGE 8>


COMMON STOCKS (CONTINUED)                                                              Shares                           Value ($)
--------------------------------------------------------------------------------

CAPITAL GOODS (CONTINUED)
McKesson HBOC                                                                          107,946                         3,467,765
Micron Technology                                                                       97,600  (a)                    3,934,500
Microsoft                                                                            1,988,500  (a)                  179,337,844
Milacron                                                                                14,600                           270,100
Millipore                                                                               17,200                           697,675
Minnesota Mining & Manufacturing                                                       156,900                        13,640,494
Motorola                                                                               234,900                        22,256,775
National Semiconductor                                                                  65,400  (a)                    1,655,438
Network Appliance                                                                       27,400  (a)                    1,530,975
Nortel Networks                                                                        258,520                        22,442,768
Northrop Grumman                                                                        26,800                         1,777,175
Novell                                                                                 131,100  (a)                    3,474,150
Omnicom Group                                                                           69,700                         5,576,000
Oracle                                                                                 560,875  (a)                   20,822,484
Owens-Corning                                                                           21,400                           735,625
PE Biosystems Group                                                                     19,900                         2,283,525
Pall                                                                                    48,601                         1,078,335
Parametric Technology                                                                  105,500  (a)                    1,463,813
Parker-Hannifin                                                                         42,250                         1,932,938
Paychex                                                                                 95,850                         3,055,219
PeopleSoft                                                                              93,800  (a)                    1,618,050
Pitney Bowes                                                                           104,700  (a)                    6,726,975
Raychem                                                                                 30,100                         1,113,700
Raytheon, Cl. B                                                                        131,000                         9,219,125
Rockwell International                                                                  74,200                         4,507,650
Ryder System                                                                            27,600                           717,600
Scientific-Atlanta                                                                      29,100                         1,047,600
Seagate Technology                                                                      92,800  (a)                    2,378,000
Service Corp. International                                                            106,000                         2,040,500
Shared Medical Systems                                                                  10,400                           678,600
Silicon Graphics                                                                        73,500  (a)                    1,203,563
Snap-On                                                                                 26,650                           964,397
Solectron                                                                               98,300                         6,555,381
Stanley Works                                                                           34,600                         1,113,688
Sun Microsystems                                                                       301,500  (a)                   20,765,813
3COM                                                                                   141,000  (a)                    3,762,938
Tektronix                                                                               18,300                           552,431

                                                                                                     The Fund

<PAGE 9>


STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                              Shares                          Value ($)
--------------------------------------------------------------------------------

CAPITAL GOODS (CONTINUED)
Tellabs                                                                                152,500  (a)                   10,303,281
Texas Instruments                                                                      152,700                        22,141,500
Textron                                                                                 60,300                         4,963,444
Thermo Electron                                                                         61,500  (a)                    1,233,844
Thomas & Betts                                                                          22,200                         1,048,950
Timken                                                                                  24,100                           469,950
Tyco International                                                                     319,761                        30,297,355
Unisys                                                                                 105,100  (a)                    4,092,331
United Technologies                                                                    187,900                        13,470,081
Waste Management                                                                       237,272                        12,753,370
Xerox                                                                                  257,600                        15,214,500

                                                                                                                   1,330,173,642

CONSUMER CYCLICAL--12.8%
Albertson's                                                                            163,777                         8,444,752
American Greetings, Cl. A                                                               26,600                           801,325
AutoZone                                                                                58,300  (a)                    1,756,288
Best Buy                                                                                80,200  (a)                    5,413,500
Black & Decker                                                                          33,900                         2,139,938
Brunswick                                                                               35,800                           997,925
CBS                                                                                    277,400                        12,049,563
CVS                                                                                    152,300                         7,729,225
Circuit City Group                                                                      39,100                         3,636,300
Clear Channel Communications                                                           129,400  (a)                    8,920,513
Comcast, Cl. A                                                                         288,500                        11,089,219
Consolidated Stores                                                                     42,700  (a)                    1,152,900
Cooper Tire and Rubber                                                                  29,500                           696,938
Costco Cos.                                                                             85,600  (a)                    6,853,350
Dana                                                                                    64,706                         2,980,520
Darden Restaurants                                                                      52,400                         1,142,975
Dayton Hudson                                                                          172,500                        11,212,500
Delphi Automotive Systems                                                              220,103                         4,085,671
Dillard's, Cl. A                                                                        41,700                         1,464,713
Disney (Walt)                                                                          802,300                        24,720,869
Dollar General                                                                          86,150                         2,498,350
Donnelley (R.R.) & Sons                                                                 51,100                         1,893,894
Dow Jones & Co                                                                          35,700                         1,894,331
Federated Department Stores                                                             81,300  (a)                    4,303,819

<PAGE 10>


COMMON STOCKS (CONTINUED)                                                               Shares                          Value ($)
--------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)
Fleetwood Enterprises                                                                   13,600                           359,550
Ford Motor                                                                             471,700                        26,621,569
Fruit Of The Loom, Cl. A                                                                28,100  (a)                      273,975
Gannett                                                                                108,900                         7,772,738
Gap                                                                                    334,800                        16,865,550
General Instrument                                                                      67,300  (a)                    2,860,250
General Motors                                                                         252,600                        16,671,600
Goodyear Tire & Rubber                                                                  60,800                         3,575,800
Great Atlantic & Pacific                                                                14,900                           503,806
Harcourt General                                                                        27,700                         1,428,281
Harrah's Entertainment                                                                  49,700  (a)                    1,093,400
Hasbro                                                                                  76,175                         2,128,139
Hilton Hotel                                                                           100,600                         1,427,263
Home Depot                                                                             577,300                        37,199,769
Johnson Controls                                                                        33,200                         2,301,175
Jostens                                                                                 13,500                           284,344
K mart                                                                                 192,900  (a)                    3,170,794
King World Productions                                                                  27,600  (a)                      960,825
Knight-Ridder                                                                           30,700                         1,686,581
Kohl's                                                                                  63,400  (a)                    4,893,688
Kroger                                                                                 321,800  (a)                    8,990,288
Limited                                                                                 83,100                         3,770,663
Liz Claiborne                                                                           24,600                           897,900
Longs Drug Stores                                                                       15,300                           528,806
Lowes                                                                                  144,700                         8,202,681
Marriott International, Cl. A                                                           97,200                         3,632,850
Mattel                                                                                 162,300                         4,290,806
May Department Stores                                                                  133,350                         5,450,681
Maytag                                                                                  34,400                         2,397,250
McDonald's                                                                             529,100                        21,858,444
McGraw-Hill Cos.                                                                        77,100                         4,158,581
MediaOne Group                                                                         235,900  (a)                   17,545,063
Meredith                                                                                20,200                           699,425
Mirage Resorts                                                                          77,500  (a)                    1,298,125
NIKE, Cl. B                                                                            109,600                         6,939,050
Navistar International                                                                  25,800  (a)                    1,290,000
New York Times, Cl. A                                                                   69,400                         2,554,788

                                                                                                     The Fund

<PAGE 11>


STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                              Shares                          Value ($)
--------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)
Nordstrom                                                                               55,400                         1,855,900
Office Depot                                                                           145,400                         3,207,888
PACCAR                                                                                  30,500                         1,627,938
Penney (J.C.)                                                                          102,700                         4,987,369
Pep Boys-Manny, Moe & Jack                                                              20,500                           443,313
Reebok International                                                                    21,800  (a)                      406,025
Rite Aid                                                                               100,900                         2,484,663
Russell                                                                                 13,800                           269,100
Safeway                                                                                193,500  (a)                    9,578,250
Seagram                                                                                166,800                         8,402,550
Sears, Roebuck & Co.                                                                   148,400                         6,613,075
Springs Industries                                                                       7,000                           305,375
Staples                                                                                181,050  (a)                    5,601,234
Supervalu                                                                               46,500                         1,194,469
Sysco                                                                                  128,900                         3,842,831
TJX Cos.                                                                               125,300                         4,174,056
TRW                                                                                     46,900                         2,573,638
Tandy                                                                                   75,400                         3,685,175
Time Warner                                                                            464,700                        34,155,450
Times Mirror, Cl. A                                                                     28,000                         1,659,000
Toys R Us                                                                               96,800  (a)                    2,002,550
Tribune                                                                                 46,200                         4,025,175
Tricon Global Restaurants                                                               59,860  (a)                    3,239,923
V.F.                                                                                    46,700                         1,996,425
Viacom, Cl. B                                                                          269,002  (a)                   11,836,088
Walgreen                                                                               390,200                        11,462,125
Wal-Mart Stores                                                                      1,733,800                        83,655,850
Wendy's International                                                                   48,100                         1,361,831
Whirlpool                                                                               29,300                         2,168,200
Winn-Dixie Stores                                                                       57,900                         2,138,681

                                                                                                                     575,418,023

CONSUMER STAPLES--7.6%
Alberto-Culver, Cl. B                                                                   21,900                           583,088
Anheuser-Busch Cos.                                                                    185,300                        13,144,719
Archer Daniels Midland                                                                 229,158                         3,537,627
Avon Products                                                                          102,000                         5,661,000
Bestfoods                                                                              108,900                         5,390,550

<PAGE 12>


COMMON STOCKS (CONTINUED)                                                              Shares                           Value ($)
--------------------------------------------------------------------------------

CONSUMER STAPLES (CONTINUED)
Brown-Forman, Cl. B                                                                     26,700                         1,740,506
Campbell Soup                                                                          169,900                         7,879,113
Clorox                                                                                  46,000                         4,913,375
Coca-Cola                                                                              961,400                        60,087,500
Coca-Cola Enterprises                                                                  165,400                         4,920,650
Colgate-Palmolive                                                                      113,800                        11,237,750
ConAgra                                                                                190,200                         5,064,075
Coors (Adolph), Cl. B                                                                   14,400                           712,800
Eastman Kodak                                                                          125,300                         8,489,075
Ecolab                                                                                  50,500                         2,203,063
General Mills                                                                           59,500                         4,782,313
Gillette                                                                               432,100                        17,716,100
Heinz (H.J.)                                                                           140,100                         7,022,513
Hershey Foods                                                                           54,500                         3,235,938
International Flavors & Fragrances                                                      41,300                         1,832,688
Kellogg                                                                                157,800                         5,207,400
Kimberly-Clark                                                                         207,400                        11,821,800
NACCO Industries, Cl. A                                                                  3,133                           230,276
Nabisco Group Holdings                                                                 126,600                         2,476,613
National Service Industries                                                             15,900                           572,400
Newell Rubbermaid                                                                      109,771                         5,104,352
PepsiCo                                                                                575,400                        22,260,788
Philip Morris Cos.                                                                     940,000                        37,776,250
Pioneer Hi-Bred International                                                           93,300                         3,632,869
Polaroid                                                                                17,200                           475,150
Procter & Gamble                                                                       517,600                        46,195,800
Quaker Oats                                                                             52,500                         3,484,688
Ralston-Purina Group                                                                   126,900                         3,862,519
Sara Lee                                                                               352,000                         7,986,000
Tupperware                                                                              22,400                           571,200
UST                                                                                     70,800                         2,070,900
Unilever, N.V.                                                                         222,689                        15,532,578
Wrigley, (Wm) Jr                                                                        45,300                         4,077,000

                                                                                                                     343,493,026

ENERGY--6.4%
Amerada Hess                                                                            35,200                         2,094,400
Anadarko Petroleum                                                                      49,900                         1,836,944

                                                                                                     The Fund

<PAGE 13>


STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                               Shares                        Value ($)
--------------------------------------------------------------------------------

ENERGY (CONTINUED)
Apache                                                                                  43,600                         1,700,400
Ashland                                                                                 28,500                         1,143,563
Atlantic Richfield                                                                     125,400                        10,478,738
Baker Hughes                                                                           127,520                         4,271,920
Burlington Resources                                                                    69,090                         2,988,143
Chevron                                                                                255,300                        24,301,369
Coastal                                                                                 83,100                         3,324,000
Columbia Energy Group                                                                   32,250                         2,021,672
Consolidated Natural Gas                                                                37,300                         2,265,975
Eastern Enterprises                                                                      8,800                           349,800
Enron                                                                                  137,800                        11,265,150
Exxon                                                                                  945,900                        72,952,538
Halliburton                                                                            171,700                         7,769,425
Helmerich & Payne                                                                       19,240                           458,153
Kerr-McGee                                                                              33,658                         1,689,211
Mobil                                                                                  304,900                        30,185,100
Nicor                                                                                   18,500                           704,156
ONEOK                                                                                   12,300                           390,525
Peoples Energy                                                                          13,800                           520,088
Phillips Petroleum                                                                      98,400                         4,950,750
Rowan Cos.                                                                              32,400  (a)                      597,375
Royal Dutch Petroleum                                                                  835,400                        50,332,850
Schlumberger                                                                           213,100                        13,571,806
Sempra Energy                                                                           93,591                         2,117,496
Sonat                                                                                   42,900                         1,421,063
Sunoco                                                                                  35,600                         1,074,675
Texaco                                                                                 209,000                        13,062,500
USX-Marathon Group                                                                     120,300                         3,917,269
Union Pacific Resources Group                                                           98,244                         1,602,605
Unocal                                                                                  94,400                         3,740,600
Williams Cos.                                                                          168,500                         7,171,781

                                                                                                                     286,272,040

HEALTH CARE--10.7%
ALZA                                                                                    39,300  (a)                    1,999,388
Abbott Laboratories                                                                    592,400                        26,954,200
Allergan                                                                                25,900                         2,874,900
American Home Products                                                                 510,300                        29,342,250

<PAGE 14>


COMMON STOCKS (CONTINUED)                                                              Shares                           Value ($)
--------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)
Amgen                                                                                  199,500  (a)                   12,144,563
Bard (C.R.)                                                                             20,400                           975,375
Bausch & Lomb                                                                           22,200                         1,698,300
Baxter International                                                                   113,600                         6,887,000
Becton, Dickinson & Co.                                                                 97,300                         2,919,000
Biomet                                                                                  43,800                         1,741,050
Boston Scientific                                                                      154,200  (a)                    6,775,163
Bristol-Myers Squibb                                                                   773,700                        54,497,494
Cardinal Health                                                                        106,150                         6,806,869
Columbia/HCA Healthcare                                                                221,350                         5,049,547
Guidant                                                                                117,700                         6,054,194
HCR Manor Care                                                                          43,300  (a)                    1,047,319
HEALTHSOUTH                                                                            161,600  (a)                    2,413,900
Humana                                                                                  65,300  (a)                      844,819
Johnson & Johnson                                                                      524,100                        51,361,800
Lilly (Eli)                                                                            428,900                        30,719,963
Mallinckrodt Group                                                                      27,700                         1,007,588
Medtronic                                                                              227,600                        17,724,350
Merck & Co.                                                                            919,700                        68,057,800
Monsanto                                                                               246,044                         9,703,360
Pfizer                                                                                 504,300                        55,346,925
Pharmacia & Upjohn                                                                     197,400                        11,214,788
St. Jude Medical                                                                        32,800  (a)                    1,168,500
Schering-Plough                                                                        573,500                        30,395,500
Tenet Healthcare                                                                       121,000  (a)                    2,246,063
United Healthcare                                                                       67,600                         4,233,450
Warner-Lambert                                                                         331,400                        22,990,875
Watson Pharmaceuticals                                                                  37,300  (a)                    1,307,831
Wellpoint Health Networks                                                               26,300  (a)                    2,232,213

                                                                                                                     480,736,337

INTEREST SENSITIVE--15.6%
AFLAC                                                                                  104,100                         4,983,788
Aetna                                                                                   54,899                         4,910,029
Allstate                                                                               314,400                        11,279,100
American Express                                                                       175,500                        22,836,938
American General                                                                        97,715                         7,365,268
American International Group                                                           482,660                        56,501,386

                                                                                                     The Fund

<PAGE 15>


STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                               Shares                         Value ($)
--------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)
Amsouth Bancorp                                                                         68,650                         1,591,822
Aon                                                                                     99,825                         4,117,781
Associates First Capital, Cl. A                                                        283,638                        12,568,709
BB&T                                                                                   122,500                         4,494,219
BankAmerica                                                                            679,846                        49,841,210
Bank of New York                                                                       296,600                        10,881,513
Bank One                                                                               460,110                        27,405,302
BankBoston                                                                             115,600                         5,910,050
Bear Stearns Cos.                                                                       45,350                         2,120,113
CIGNA                                                                                   79,300                         7,057,700
Capital One Financial                                                                   77,000                         4,287,938
Chase Manhattan                                                                        329,300                        28,525,613
Chubb                                                                                   63,000                         4,378,500
Cincinnati Financial                                                                    64,300                         2,415,269
Citigroup                                                                            1,316,511                        62,534,217
Comerica                                                                                60,900                         3,619,744
Conseco                                                                                126,001                         3,835,155
Countrywide Credit Industries                                                           43,900                         1,876,725
Federal Home Loan Mortgage                                                             270,800                        15,706,400
Federal National Mortgage Association                                                  399,300                        27,302,138
Fifth Third Bancorp                                                                    104,725                         6,970,758
First Union                                                                            377,090                        17,723,230
Firstar                                                                                262,600                         7,352,800
Fleet Financial Group                                                                  222,200                         9,860,125
Franklin Resources                                                                      98,200                         3,989,375
Golden West Financial                                                                   21,900                         2,146,200
H&R Block                                                                               37,900                         1,895,000
Hartford Financial Services Group                                                       88,900                         5,183,981
Household International                                                                186,825                         8,850,834
Huntington Bancshares                                                                   81,850                         2,864,750
Jefferson-Pilot                                                                         41,250                         2,730,234
Keycorp                                                                                174,500                         5,605,813
Lehman Brothers Holdings                                                                46,300                         2,882,175
Lincoln National                                                                        78,000                         4,080,375
Loews                                                                                   43,300                         3,426,113
MBIA                                                                                    38,900                         2,518,775

<PAGE 16>


COMMON STOCKS (CONTINUED)                                                              Shares                          Value ($)
--------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)
MBNA                                                                                   312,387                         9,566,852
Marsh & McLennan Cos.                                                                  102,550                         7,742,525
Mellon Bank                                                                            203,000                         7,384,125
Mercantile Bancorp                                                                      61,500                         3,513,188
Merrill Lynch                                                                          143,300                        11,455,044
MGIC Investment                                                                         42,500                         2,066,563
Morgan (J.P.)                                                                           69,100                         9,708,550
Morgan Stanley Dean Witter & Co.                                                       222,267                        22,782,368
National City                                                                          124,200                         8,135,100
Northern Trust                                                                          43,500                         4,219,500
PNC Bank                                                                               118,400                         6,822,800
Paine Webber Group                                                                      56,900                         2,660,075
Progressive                                                                             28,400                         4,118,000
Provident Cos.                                                                          52,800                         2,112,000
Providian Financial                                                                     55,400                         5,179,900
Pulte                                                                                   16,900                           389,756
Regions Financial                                                                       87,300                         3,355,594
Republic New York                                                                       41,000                         2,795,688
St. Paul Companies                                                                      89,690                         2,853,263
SLM Holding                                                                             63,500                         2,909,094
Safeco                                                                                  53,100                         2,343,038
Schwab (Charles)                                                                       159,075                        17,478,366
SouthTrust                                                                              65,200                         2,502,050
State Street                                                                            62,800                         5,361,550
Summit Bancorp                                                                          66,700                         2,788,894
SunTrust Banks                                                                         125,300                         8,700,519
Synovus Financial                                                                      105,600                         2,098,800
Torchmark                                                                               53,400                         1,822,275
Transamerica                                                                            48,600                         3,645,000
U.S. Bancorp                                                                           283,215                         9,629,310
UNUM                                                                                    54,200                         2,967,450
Union Planters                                                                          55,600                         2,484,625
Wachovia                                                                                79,100                         6,767,994
Washington Mutual                                                                      231,709                         8,196,706
Wells Fargo                                                                            643,900                        27,526,725

                                                                                                                     700,510,452

                                                                                                     The Fund

<PAGE 17>


STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                               Shares                          Value ($)
--------------------------------------------------------------------------------

MINING AND METALS--.6%
ASARCO                                                                                  15,500                           291,594
Alcan Aluminium                                                                         88,100                         2,813,694
Alcoa                                                                                  144,000                         8,910,000
Barrick Gold                                                                           151,900                         2,943,063
Battle Mountain Gold                                                                    89,600                           218,400
Bethlehem Steel                                                                         50,800  (a)                      390,525
Cyprus Amax Minerals                                                                    35,200                           534,600
Freeport-McMoRan Copper & Gold, Cl. B                                                   63,700                         1,142,619
Homestake Mining                                                                       101,400                           830,213
Inco                                                                                    74,800                         1,346,400
Newmont Mining                                                                          65,219                         1,296,228
Nucor                                                                                   34,000                         1,612,875
Phelps Dodge                                                                            22,600                         1,399,788
Placer Dome                                                                            126,800                         1,497,825
Reynolds Metals                                                                         25,100                         1,480,900
USX-U.S. Steel Group                                                                    34,400                           928,800
Worthington Industries                                                                  35,800                           588,463

                                                                                                                      28,225,987

TRANSPORTATION--.9%
AMR                                                                                     59,800  (a)                    4,081,350
Burlington Northern Santa Fe                                                           183,100                         5,676,100
CSX                                                                                     84,700                         3,837,969
Delta Air Lines                                                                         54,700                         3,152,088
FDX                                                                                    115,840  (a)                    6,284,320
Kansas City Southern Industries                                                         43,000                         2,743,938
Laidlaw                                                                                128,600                           948,425
Norfolk Southern                                                                       148,000                         4,458,500
Southwest Airlines                                                                     130,700                         4,068,038
US Airways Group                                                                        28,700  (a)                    1,250,244
Union Pacific                                                                           96,500                         5,627,156

                                                                                                                      42,128,128

UTILITIES--10.3%
AT&T                                                                                 1,239,765                        69,194,384
AES                                                                                     74,400  (a)                    4,324,500
ALLTEL                                                                                 109,600                         7,836,400
Ameren                                                                                  53,500                         2,053,063
American Electric Power                                                                 75,100                         2,820,944

<PAGE 18>


COMMON STOCKS (CONTINUED)                                                              Shares                         Value ($)
--------------------------------------------------------------------------------

UTILITIES (CONTINUED)
Ameritech                                                                              428,200                        31,472,700
Bell Atlantic                                                                          604,760                        39,536,185
BellSouth                                                                              737,900                        34,589,063
CINergy                                                                                 61,900                         1,980,800
CMS Energy                                                                              45,900                         1,922,063
Carolina Power & Light                                                                  59,000                         2,525,938
Central & Southwest                                                                     82,800                         1,935,450
CenturyTel                                                                              54,250                         2,156,438
Consolidated Edison                                                                     88,800                         4,018,200
Constellation Energy Group                                                              58,300                         1,727,138
DTE Energy                                                                              56,500                         2,260,000
Dominion Resources                                                                      74,800                         3,239,775
Duke Energy                                                                            141,909                         7,716,302
Edison International                                                                   135,300                         3,619,275
Entergy                                                                                 96,100                         3,003,125
FPL Group                                                                               70,200                         3,834,675
FirstEnergy                                                                             91,400                         2,833,400
Florida Progress                                                                        36,900                         1,524,431
Frontier                                                                                67,500                         3,982,500
GPU                                                                                     49,000                         2,067,188
GTE                                                                                    378,600                        28,678,950
MCI WorldCom                                                                           724,936  (a)                   62,525,730
New Century Energies                                                                    44,800                         1,738,800
NEXTEL Communications, Cl. A                                                           115,300  (a)                    5,786,619
Niagara Mohawk Power                                                                    73,000  (a)                    1,172,563
Northern States Power                                                                   59,800                         1,446,413
PG&E                                                                                   149,400                         4,855,500
PP&L Resources                                                                          61,400                         1,888,050
PECO Energy                                                                             74,800                         3,132,250
PacifiCorp                                                                             115,800                         2,127,825
Public Service Enterprise Group                                                         85,500                         3,494,813
Reliant Energy                                                                         115,439                         3,189,002
SBC Communications                                                                     765,078                        44,374,524
Southern                                                                               271,600                         7,197,400
Sprint (FON Group)                                                                     340,200                        17,966,813
Sprint (PCS Group)                                                                     171,300                         9,785,513
Texas Utilities                                                                        109,330                         4,509,863

                                                                                                     The Fund

<PAGE 19>


STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


COMMON STOCK (CONTINUED)                                                              Shares                          Value ($)
--------------------------------------------------------------------------------

UTILITIES (CONTINUED)
U S West                                                                               196,166                        11,524,753
UniCom                                                                                  84,600                         3,262,388

                                                                                                                     460,831,706

TOTAL COMMON STOCKS
   (cost $2,965,755,791)                                                                                           4,379,483,177
---------------------------------------------------------------------------------------------------------------------------------

                                                                                    Principal
SHORT-TERM INVESTMENTS--1.9%                                                        Amount ($)                         Value ($)
---------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS:

4.37%, 7/22/1999                                                                    10,629,000                        10,603,575

4.41%, 7/29/1999                                                                     8,450,000                         8,423,053

4.46%, 8/5/1999                                                                     12,345,000  (b)                   12,298,706

4.44%, 8/12/1999                                                                     7,758,000                         7,718,442

4.49%, 8/26/1999                                                                     8,840,000                         8,780,038

4.48%,9/2/1999                                                                      12,000,000                        11,905,704

4.55%,9/9/1999                                                                      17,225,000                        17,072,214

4.59%,9/23/1999                                                                      3,876,000                         3,834,849

4.65%,9/30/1999                                                                      5,313,000                         5,250,520

TOTAL SHORT-TERM INVESTMENTS
   (cost $85,873,690)                                                                                                 85,887,101
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $3,051,629,481)                                                  99.3%                     4,465,370,278

CASH AND RECEIVABLES (NET)                                                                 .7%                        29,955,941

NET ASSETS                                                                              100.0%                     4,495,326,219

(A)  NON-INCOME PRODUCING.

(B)  PARTIALLY HELD BY THE CUSTODIAN IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

<PAGE 20>

STATEMENT OF FINANCIAL FUTURES

June 30, 1999 (Unaudited)

                                                                   Market Value                                        Unrealized
                                                                        Covered                                      Appreciation
                                            Contracts          by Contracts ($)             Expiration             at 6/30/99 ($)
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL FUTURES LONG

Standard & Poor's 500                             303              104,663,775                Sep. '99               3,113,714

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

<PAGE 21>

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1999 (Unaudited)

                                                     Cost          Value
--------------------------------------------------------------------------------
ASSETS ($):

Investments in securities--See Statement of
Investments                                        3,051,629,481  4,465,370,278

Cash                                                                  8,471,167

Receivable for investment securities sold                            24,113,717

Dividends receivable                                                  3,743,058

Receivable for futures variation margin--Note 4(a)                    1,935,480

Prepaid expenses                                                         40,469

                                                                  4,503,674,169
---------------------------------------------------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           870,195

Payable for investment securities purchased                           7,195,840

Accrued expenses                                                        281,915

                                                                      8,347,950
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                    4,495,326,219
---------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                   3,057,912,044

Accumulated undistributed investment income--net                        261,677

Accumulated net realized gain (loss) on investments                  20,297,987

Accumulated net unrealized appreciation (depreciation)
   on investments (including $3,113,714 net unrealized
   appreciation on financial futures)--Note 4(b)                  1,416,854,511
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                    4,495,326,219
--------------------------------------------------------------------------------------------------------------------------------

SHARES OUTSTANDING

(200 million shares of $.001 par value Common Stock authorized)     124,488,557

NET ASSET VALUE, offering and redemption price per share ($)              36.11

SEE NOTES TO FINANCIAL STATEMENTS.

<PAGE 22>

STATEMENT OF OPERATIONS

Six Months Ended June 30, 1999 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $414,258 foreign taxes withheld at source)   25,780,219

Interest                                                             2,623,472

TOTAL INCOME                                                        28,403,691

EXPENSES:

Management fee--Note 3(a)                                            4,814,834

Registration fees                                                      177,885

Professional fees                                                       36,565

Prospectus and shareholders' reports                                    34,728

Directors' fees and expenses--Note 3(c)                                 24,181

Loan commitment fees--Note 2                                             6,897

Shareholder servicing costs--Note 3(b)                                   6,134

Miscellaneous                                                          182,807

TOTAL EXPENSES                                                       5,284,031

INVESTMENT INCOME--NET                                              23,119,660
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                             12,361,027

Net realized gain (loss) on financial futures                       11,907,508

NET REALIZED GAIN (LOSS)                                            24,268,535

Net unrealized appreciation (depreciation) on investments
   (including $874,778 net unrealized appreciation
    on financial futures)                                          407,939,139

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             432,207,674

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               455,327,334

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

<PAGE 23>

STATEMENT OF CHANGES IN NET ASSETS

                                             Six Months Ended
                                                June 30, 1999        Year Ended
                                                  (Unaudited)  December 31, 199
--------------------------------------------------------------------------------
OPERATIONS ($):

Investment income--net                             23,119,660     34,943,946

Net realized gain (loss) on investments            24,268,535     17,387,491

Net unrealized appreciation (depreciation)
   on investments                                 407,939,139    593,180,285

NET INCREASE (DECREASE) IN NET ASSETS

   RESULTING FROM OPERATIONS                      455,327,334    645,511,722
---------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                            (22,857,983)   (35,513,218)

Net realized gain on investments                  (17,560,965)    (6,552,514)

TOTAL DIVIDENDS                                   (40,418,948)   (42,065,732)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                   1,039,188,646  1,531,271,100

Dividends reinvested                               40,418,946     42,065,732

Cost of shares redeemed                          (439,731,938)  (604,913,124)

INCREASE (DECREASE) IN NET ASSETS FROM

   CAPITAL STOCK TRANSACTIONS                     639,875,654    968,423,708

TOTAL INCREASE (DECREASE) IN NET ASSETS         1,054,784,040  1,571,869,698
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                             3,440,542,179  1,868,672,481

END OF PERIOD                                   4,495,326,219  3,440,542,179

Undistributed investment income--net                  261,677             --
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                        30,516,520     52,994,265

Shares issued for dividends reinvested              1,170,905      1,413,619

Shares redeemed                                   (12,984,616)   (21,196,391)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      18,702,809     33,211,493

SEE NOTES TO FINANCIAL STATEMENTS.

<PAGE 24>

FINANCIAL HIGHLIGHTS

The  following table describes the performance for the fiscal periods indicated.
Total  return  shows  how  much your investment in the fund would have increased
(or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                          Six Months Ended
                                           June 30, 1999                              Year Ended December 31,
                                                                             --------------------------------------------

                                             (Unaudited)         1998           1997           1996           1995          1994
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,

   beginning of period                             32.52          25.75          20.28          17.20         12.94        13.20

Investment Operations:

Investment income--net                               .20(a)         .37            .37            .39           .33          .32

Net realized and unrealized
   gain (loss) on investments                       3.73           6.85           6.26           3.43          4.39         (.21)

Total from Investment Operations                    3.93           7.22           6.63           3.82          4.72          .11

Distributions:

Dividends from investment
   income--net                                      (.19)          (.38)          (.37)          (.39)         (.33)        (.31)

Dividends from net realized gain
   on investments                                   (.15)          (.07)          (.79)          (.35)         (.13)           --

Dividends in excess of net realized
   gain on investments                                --             --             --             --            --         (.06)

Total Distributions                                (.34)          (.45)         (1.16)          (.74)         (.46)         (.37)

Net asset value, end of period                    36.11          32.52          25.75          20.28         17.20         12.94
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                  12.14(b)       28.21          32.96          22.54         36.78           .88
---------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average
   net assets                                       .13(b)         .26            .28            .30           .39           .40

Ratio of net investment income
   to average net assets                            .58(b)        1.35           1.66           2.24          2.38          2.57

Decrease reflected in above
   expense ratios due to
   undertakings by Dreyfus                            --            --             --             --           .03           .16

Portfolio Turnover Rate                            1.32(b)        2.40           3.53          10.92         11.95          2.82
---------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                    4,495,326   3,440,542       1,868,672       813,959       312,686        96,806

(A)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(B)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

<PAGE 25>


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Stock Index Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard and Poor' s 500 Composite Stock Price Index. The Dreyfus Corporation ("Dreyfus") serves as the fund's manager and Mellon Equity Associates ("Mellon Equity"), an affiliate of Dreyfus, serves as the fund's index manager. Dreyfus is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the fund's shares, which are sold without a sales charge.

The fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is
recognized    on    the    ex-dividend    date    and    interest

<PAGE 26>


income, including, where applicable, amortization of discount on investments, is
recognized    on    the    accrual    basis.

(C) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 1999, the fund did not borrow under the Facility.

NOTE 3--Management Fee, Index-Management Fee and Other Transactions With
Affiliates:

(A) Pursuant to a Management Agreement with Dreyfus, the Management fee is computed at the annual rate of .245 of 1% of the value of the fund's average
daily    net    assets,    and    is    payable    monthly.     The    Fund

<PAGE 27>


NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

Dreyfus has agreed to pay Mellon Equity, a monthly index-management fee at the annual rate of .095 of 1% of the value of the fund's average daily net assets. Dreyfus has undertaken from January 1, 1999 until such a time as they give shareholders at least 180 days notice to the contrary that if any full fiscal year the fund' s aggregate expenses, exclusive of brokerage commissions, transaction fees and extraordinary expenses, exceed an annual rate of .40 of 1% of the fund's average daily net assets, the fund may deduct from the payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended June 30, 1999, there was no expense reimbursement pursuant to the undertaking.

(B) Under the Shareholder Services Plan, the fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses with respect to servicing and/or maintaining shareholder accounts. During the period ended June 30, 1999, the fund was charged $2,380 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 1999, the fund was charged $310 pursuant to the transfer agency agreement.

(C) Each director who is not an "affiliated person" as defined in the Act receives from the fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--Securities Transactions:

(A) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 1999, amounted to $652,051,343 and $50,767,617, respectively.


<PAGE 28>


The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at June 30, 1999 are set forth in the Statement of Financial Futures.

(B) At June 30, 1999, accumulated net unrealized appreciation on investments and
financial   futures  was  $1,416,854,511,  consisting  of  $1,466,258,527  gross unrealized appreciation and $49,404,016 gross unrealized depreciation.

At June 30, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

<PAGE 29>


                                                           For More Information

                        Dreyfus Stock Index Fund

                        200 Park Avenue

                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation

                        200 Park Avenue

                        New York, NY 10166

                        Index Fund Manager

                        Mellon Equity Associates

                        500 Grant Street

                        Pittsburgh, PA 15258

                        Custodian

                        Boston Safe Deposit and Trust Company

                        One Boston Place

                        Boston, MA 02109

                        Transfer Agent &

                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.

                        P.O. Box 9671

                        Providence, RI 02940

                        Distributor

                        Premier Mutual Fund Services, Inc.

                        60 State Street

                        Boston, MA 02109

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

Attn: Institutional Servicing

(c) 1999 Dreyfus Service Corporation 763SA996